Warrant Derivative - Reconciliation of change in fair value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrant Derivative
Beginning balance	$ 274,723	$ 454,819
Change in fair value of warrant derivative	600,141	(180,096)
Ending balance	$ 874,864	$ 274,723